EMPLOYEE BENEFITS - Summary of Measurement Inputs for Fair Value of Shares (Detail) - 12 months ended Dec. 31, 2022	yr $ / shares	yr R$ / shares
B3 shares
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Share price (also used as strike price on Finnerty) | R$ / shares		R$ 25
Strike price | R$ / shares		R$ 0.01
Expected dividend yield	0.00%	0.00%
B3 shares | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	42.09%	42.09%
Expected term	1	1
Risk-free interest rate	12.30%	12.30%
B3 shares | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	50.39%	50.39%
Expected term	3	3
Risk-free interest rate	13.27%	13.27%
ADRs
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Share price (also used as strike price on Finnerty) | $ / shares	$ 10.6
Strike price | $ / shares	$ 0.00424
Expected dividend yield	0.00%	0.00%
ADRs | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	49.07%	49.07%
Expected term	1	1
Risk-free interest rate	1.69%	1.69%
ADRs | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	57.72%	57.72%
Expected term	3	3
Risk-free interest rate	2.73%	2.73%